Consolidated Balance Sheets - USD ($)	Jun. 28, 2015	Jun. 29, 2014
Common Class A [Member]
STOCKHOLDERS' EQUITY (Note 8)
Common stock	$ 374,645
Common Class B [Member]
STOCKHOLDERS' EQUITY (Note 8)
Common stock		$ 374,645
Cash and Cash Equivalents total	778,367	842,114
Short-term investments (Note 3)	133,729	1,453,326
Inventories	552,889	520,355
Prepaid expenses and other	488,212	610,416
Income taxes refundable	51,309	312,856
TOTAL CURRENT ASSETS	2,004,506	3,739,067
Property Plant and Equipment Net	20,417,454	20,887,127
Marketable investment securities (Note 3)	8,866,392	8,979,499
Cash surrender value-life insurance	707,592	677,922
Other	66,465	80,165
TOTAL OTHER ASSETS	9,640,449	9,737,586
TOTAL ASSETS	32,062,409	34,363,780
Accounts payable	709,453	681,509
Accrued expenses	1,001,754	1,091,098
Dividends payable	877,365	877,365
Other current liabilities	290,833	308,068
Current deferred income taxes (Note 7)	9,113	24,705
TOTAL CURRENT LIABILITIES	2,888,518	2,982,745
LONG-TERM DEFERRED COMPENSATION	28,897	34,088
NONCURRENT DEFERRED INCOME TAXES (Note 7)	2,170,915	2,368,216
TOTAL LIABILITIES	$ 5,088,330	$ 5,385,049
COMMITMENTS AND CONTINGENCIES (Note 3)[converted]
Authorized and unissued, 2,000,000 shares
Additional paid-in capital	$ 7,854,108	$ 7,849,814
Accumulated other comprehensive earnings-Unrealized gain on available-for-sale securities, net of tax	2,452,888	2,592,603
Retained earnings	16,150,986	18,020,217
TOTAL STOCKHOLDERS'EQUITY	26,974,079	28,978,731
TOTAL LIABILITIES AND STOCKHOLDERS'EQUITY	$ 32,062,409	$ 34,363,780